Background and critical accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Background and critical accounting policies
Schedule of exchange rates applied and exchange movement recognised in other comprehensive income

The exchange rates applied for balances and transactions in currency other than the presentational currency of the Group, pounds sterling (GBP), were:

	Closing	Average rate	Closing	Average rate	Closing	Average rate	Opening
	rate at	for	rate at	for	rate at	for	rate at
	31 Dec 2018	2018	31 Dec 2017	2017	31 Dec 2016	2016	1 Jan 2016
Local currency: £
Hong Kong	9.97	10.46	10.57	10.04	9.58	10.52	11.42
Indonesia	18,314.37	18,987.65	18,353.44	17,249.38	16,647.30	18,026.11	20,317.71
Malaysia	5.26	5.38	5.47	5.54	5.54	5.61	6.33
Singapore	1.74	1.80	1.81	1.78	1.79	1.87	2.09
China	8.74	8.82	8.81	8.71	8.59	8.99	9.57
India	88.92	91.25	86.34	83.90	83.86	91.02	97.51
Vietnam	29,541.15	30,732.53	30,719.60	29,279.71	28,136.99	30,292.79	33,140.64
Thailand	41.47	43.13	44.09	43.71	44.25	47.80	53.04
US	1.27	1.34	1.35	1.29	1.24	1.35	1.47

The exchange movement arising during 2018 recognised in other comprehensive income is:

	2018 £m	2017 £m	2016 £m
Asia operations*	222	(295)	785
US operations	329	(477)	853
UK and Europe operations	—	3	1
Unallocated to a segment (other funds)†	(207)	304	(491)
	344	(465)	1,148

*      2017 included the recycling of the cumulative exchange gain of the sold Korea life business of £61 million to the income statement.

†      The exchange rate movement unallocated to a segment mainly reflects the translation of currency borrowings, issued by the Group parent company, that have been designated as a net investment hedge against the currency risk of the Group’s investment in the US operations.

Schedule of financial assets on the Group's statement of financial position that pass the SPPI test of IFRS 9

	Financial assets that pass		All other financial assets,
	the SPPI test		net of derivative liabilities
		Movement in		Movement in
	Fair value at	the fair value	Fair value at	the fair value
Financial assets on the Group’s statement of financial	31 Dec 2018	during the year	31 Dec 2018	during the year
position	£m	£m	£m	£m

Accrued investment income	2,749	—	—	—
Other debtors	4,088	—	—	—
Loans(1)	11,914	(493)	6,505	(175)
Equity securities and portfolio holdings in unit trusts	—	—	214,733	(16,359)
Debt securities(2)	39,522	(1,574)	135,834	(3,343)
Derivative assets, net of derivative liabilities	—	—	(12)	(941)
Other investments	—	—	6,512	466
Deposits	11,796	—	—	—
Cash and cash equivalents	12,125	—	—	—
Total financial assets, net of derivative liabilities	82,194	(2,067)	363,572	(20,352)

Further information on the loans and debt securities that pass the SPPI test

(1)  The loans that pass the SPPI test in the table above are primarily carried at amortised cost under IAS 39. Further information on these loans is as provided in note C3.3.

(2)  The debt securities that pass the SPPI test in the table above are wholly held by Jackson and are classified as available-for-sale under IAS 39. The credit ratings of these securities, analysed on the same basis of those disclosed in note C3.2, are as follows:

	31 Dec 2018 £m
				BBB+ to	Below		Total
Jackson	AAA	AA+ to AA-	A+ to A-	BBB-	BBB-	Other	fair value

Debt securities that pass the SPPI test	652	7,252	10,214	14,315	843	6,246	39,522

Schedule of financial assets held by the Group's joint ventures and associates that pass the SPPI test of IFRS 9

	Financial assets that pass		All other financial assets, net of
	the SPPI test		derivative liabilities
		Movement in		Movement in
	Fair value at	the fair value	Fair value at	the fair value
Financial assets held by the Group’s joint ventures and	31 Dec 2018	during the year	31 Dec 2018	during the year
associates accounted for using the equity method	£m	£m	£m	£m

Accrued investment income	131	—	—	—
Other debtors	212	—	—	—
Loans	117	—	—	—
Equity securities and portfolio holdings in unit trusts	—	—	3,677	(281)
Debt securities	—	—	4,247	86
Deposits	355	—	—	—
Cash and cash equivalents	396	—	—	—
Total financial assets, net of derivative liabilities	1,211	—	7,924	(195)